Management Risks - Summary of Assets Repossessed (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets repossessed [Abstract]
Real estate not for own use	R$ 144	R$ 13
Residential properties - mortgage loans	315	411
Vehicles - linked to loan operations	2	14
Other (vehicles / furniture / equipments) - dation	240	172
Total	R$ 701	R$ 610